FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Private warrants | Level 3
Fair value by hierarchy
Financial liabilities, at fair value	$ 2,861,511
Puttable instruments | Level 2
Fair value by hierarchy
Financial liabilities, at fair value			$ 2,500,000
Other financial assets | Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 356,233	$ 12,526	$ 4,275